Pay vs Performance Disclosure pure in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	May 14, 2020	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE TABLE
We are required by SEC rules to disclose the following information regarding compensation paid to our NEOs. The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid for NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Notes 3, 4 and 6 below set forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table above. The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our non-CEO NEOs along with total shareholder return, net income attributable to shareholders, and revenue before reimbursements results for fiscal years 2020, 2021 and 2022:
Year	Summary Compensation Table Total for Current CEO(1)	Summary Compensation Table Total for Former CEO(2)	Compensation Actually Paid to Current CEO(3)	Compensation Actually Paid to Former CEO(4)	Average Summary Compensation Table Total for Non-CEO NEOs(5)	Average Compensation Actually Paid to Non-CEO NEOs(6)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) Attributable to Shareholders (in thousands)	Revenue before Reimbursements (in thousands)(8)
							Total Shareholder Return Class A/B	Peer Group Total Shareholder Return(7)
2022	$1,939,121	—	$536,981	—	$1,210,438	$392,442	$77 / $73	$119	$(18,305)	$1,189,482
2021	$2,487,739	—	$2,470,618	—	$1,372,878	$1,355,049	$104 / $107	$119	$30,692	$1,102,032
2020	$1,846,893	$1,856,122	$975,910	$690,423	$1,242,618	$1,033,511	$66 / $73	$107	$28,296	$982,492

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Verma, our chief executive officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(2)
The dollar amounts reported in this column are the amounts of total compensation as reported in the Crawford & Company 2021 Proxy Statement for Mr. Agadi, our former chief executive officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(3)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Verma as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Verma during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Verma’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for Current CEO:
Current CEO:	2022	2021	2020
SCT Total Compensation	$1,939,121	$2,487,739	$1,846,893
Less: Stock and Option Award Values Reported in SCT for the Fiscal Year	(868,784)	(887,514)	(1,007,591)
Current CEO:	2022	2021	2020
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	112,020	133,111	74,010
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	(40,666)	101,796	(463,891)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	308,489	626,333	1,066,387
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(412,952)	9,153	(120,062)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	(500,246)	—	(419,837)
Compensation Actually Paid	$536,981	$2,470,618	$975,910
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-vested restricted unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
(4)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Agadi as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agadi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agadi’s total compensation for each year to determine the compensation actually paid using the same methodology described in Note 3:

Adjustments to Determine Compensation Actually Paid for Former CEO:
Former CEO:	2022	2021	2020
SCT Total Compensation	—	—	$1,856,122
Less: Stock and Option Award Values Reported in SCT for the Covered Year	—	—	(890,175)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	—	—	81,199
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	—	—	(156,970)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	—	—	668,980
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	(40,589)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(828,144)
Compensation Actually Paid	—	—	$690,423

(5)
The dollar amounts reported in this column represent the average of the amounts reported for the company’s named executive officers as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Bart, Blanco, Swain and Thomas; (ii) for 2021, Messrs Blanco, Hoberman, Swain and Thomas; and (iii) for 2020, Ms. Lisenbey, Messrs. Blanco, Swain and Thomas.

(6)

paid” to the named executive officers as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding our CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:
Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs:
Average Compensation	2022	2021	2020
SCT Total Compensation	$1,210,438	$1,372,878	$1,242,618
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(514,411)	(506,251)	(453,663)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	66,328	73,561	38,644
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	(22,117)	58,121	(55,556)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	182,657	346,132	743,522
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(234,959)	10,607	(262,309)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	(295,493)	—	(200,034)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	(19,712)
Compensation Actually Paid	$392,442	$1,355,049	$1,033,511

(7)
The peer group used for this purpose is S&P Property-Casualty Insurance Index.

(8)
We have determined that Revenue before Reimbursements is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. In the normal course of business, the Company incurred certain out-of-pocket expenses that are thereafter reimbursed by our clients. Under GAAP, these out-of-pocket expenses and associated reimbursements are required to be included when reporting expenses and revenues, respectively, in the consolidated results of operations as the Company is considered the principal in these transactions. Revenues before reimbursements are reported separately on the face of the statements of operations.

Company Selected Measure Name			Revenue before Reimbursements
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Verma, our chief executive officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).

(2)
The dollar amounts reported in this column are the amounts of total compensation as reported in the Crawford & Company 2021 Proxy Statement for Mr. Agadi, our former chief executive officer, for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”).
(5)
The dollar amounts reported in this column represent the average of the amounts reported for the company’s named executive officers as a group (excluding our CEO) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding our CEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Messrs. Bart, Blanco, Swain and Thomas; (ii) for 2021, Messrs Blanco, Hoberman, Swain and Thomas; and (iii) for 2020, Ms. Lisenbey, Messrs. Blanco, Swain and Thomas.

Peer Group Issuers, Footnote [Text Block]			(7) The peer group used for this purpose is S&P Property-Casualty Insurance Index.
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Verma as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Verma during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Verma’s total compensation for each year to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for Current CEO:
Current CEO:	2022	2021	2020
SCT Total Compensation	$1,939,121	$2,487,739	$1,846,893
Less: Stock and Option Award Values Reported in SCT for the Fiscal Year	(868,784)	(887,514)	(1,007,591)
Current CEO:	2022	2021	2020
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	112,020	133,111	74,010
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	(40,666)	101,796	(463,891)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	308,489	626,333	1,066,387
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(412,952)	9,153	(120,062)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	(500,246)	—	(419,837)
Compensation Actually Paid	$536,981	$2,470,618	$975,910
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the grant date. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-vested restricted unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
(4)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Agadi as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Agadi during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Agadi’s total compensation for each year to determine the compensation actually paid using the same methodology described in Note 3:

Adjustments to Determine Compensation Actually Paid for Former CEO:
Former CEO:	2022	2021	2020
SCT Total Compensation	—	—	$1,856,122
Less: Stock and Option Award Values Reported in SCT for the Covered Year	—	—	(890,175)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	—	—	81,199
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	—	—	(156,970)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	—	—	668,980
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	(40,589)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(828,144)
Compensation Actually Paid	—	—	$690,423

Non-PEO NEO Average Total Compensation Amount			$ 1,210,438	$ 1,372,878	$ 1,242,618
Non-PEO NEO Average Compensation Actually Paid Amount			$ 392,442	1,355,049	1,033,511
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(6)

paid” to the named executive officers as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the named executive officers as a group (excluding our CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:
Adjustments to Determine Compensation Actually Paid for Non-CEO NEOs:
Average Compensation	2022	2021	2020
SCT Total Compensation	$1,210,438	$1,372,878	$1,242,618
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(514,411)	(506,251)	(453,663)
Plus: Fair Value for Stock and Option Awards Granted and Vested in the Fiscal Year	66,328	73,561	38,644
Change in Fair Value for Stock and Option Awards Granted in Prior Years and Vested in Fiscal Year	(22,117)	58,121	(55,556)
Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	182,657	346,132	743,522
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(234,959)	10,607	(262,309)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	(295,493)	—	(200,034)
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	(19,712)
Compensation Actually Paid	$392,442	$1,355,049	$1,033,511

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart provides a graphical representation of the Compensation Actually Paid to the current CEO and Average Non-CEO NEO’s as compared to the Company’s total shareholder return. Former CEO data was excluded as it is not meaningful.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart provides a graphical representation of the Compensation Actually Paid to the current CEO and Average Non-CEO NEO’s as compared to the Company’s Net Income (Loss). Former CEO data was excluded as it is not meaningful.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart provides a graphical representation of the Compensation Actually Paid to the current CEO and Average Non-CEO NEO’s as compared to the Company’s Revenue Before Reimbursement. Former CEO data was excluded as it is not meaningful.

Total Shareholder Return Vs Peer Group [Text Block]			The following chart provides a graphical representation of the Company’s five-year cumulative TSR versus our industry peer group, the S&P 500 Property-Casualty Insurance Index.
Tabular List [Table Text Block]
Most Important Performance Measures
The table below lists our most important performance measures used to link “Compensation Actually Paid” for our NEOs to company performance, over the fiscal year ending December 31, 2022. The performance measures included in this table are not ranked by relative importance.
Revenue before Reimbursements
Operating Earnings
Earnings Per Share (adjusted per note 2 to the table set forth under “Overview” above)

Peer Group Total Shareholder Return Amount			$ 119	119	107
Net Income (Loss)			$ (18,305,000)	$ 30,692,000	$ 28,296,000
Company Selected Measure Amount			1,189,482	1,102,032	982,492
PEO Name	Mr. Agadi	Mr. Verma	Mr. Verma	Mr. Verma
Total Shareholder Return Amount, Class A Common Stock			$ 77	$ 104	$ 66
Total Shareholder Return Amount for Class B Common Stock			$ 73	107	73
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Revenue before Reimbursements
Non-GAAP Measure Description [Text Block]
(8)
We have determined that Revenue before Reimbursements is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our named executive officers, for the most recently completed fiscal year, to company performance. In the normal course of business, the Company incurred certain out-of-pocket expenses that are thereafter reimbursed by our clients. Under GAAP, these out-of-pocket expenses and associated reimbursements are required to be included when reporting expenses and revenues, respectively, in the consolidated results of operations as the Company is considered the principal in these transactions. Revenues before reimbursements are reported separately on the face of the statements of operations.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Operating Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Earnings Per Share
Mr. Verma [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,939,121	2,487,739	1,846,893
PEO Actually Paid Compensation Amount			536,981	2,470,618	975,910
Mr. Verma [Member] | Equity Awards Value In Summary Compensation Table For Current Period [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(868,784)	(887,514)	(1,007,591)
Mr. Verma [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			112,020	133,111	74,010
Mr. Verma [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(40,666)	101,796	(463,891)
Mr. Verma [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Current Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			308,489	626,333	1,066,387
Mr. Verma [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(412,952)	9,153	(120,062)
Mr. Verma [Member] | Fair Value of Stock and Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(500,246)		(419,837)
Mr. Agadi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					1,856,122
PEO Actually Paid Compensation Amount					690,423
Mr. Agadi [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					81,199
Mr. Agadi [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(156,970)
Mr. Agadi [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Current Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					668,980
Mr. Agadi [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(40,589)
Mr. Agadi [Member] | Fair Value of Stock and Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(828,144)
Mr. Agadi [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(890,175)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(22,117)	58,121	(55,556)
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Current Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			182,657	346,132	743,522
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(234,959)	10,607	(262,309)
Non-PEO NEO [Member] | Fair Value of Stock and Option Awards Forfeited During The Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(295,493)		(200,034)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(514,411)	(506,251)	(453,663)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 66,328	$ 73,561	38,644
Non-PEO NEO [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					$ (19,712)